Securities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Securities Classified At Fair Value Through Profit And Loss And At Fair Value Through Other Comprehensive Income
a)    Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2020		2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets (ii)
At fair value through profit or loss	49,157,111	49,590,013	22,332,936	22,443,392
Brazilian government bonds	30,752,903	31,129,671	15,404,300	15,494,046
Investment funds (ii)	11,216,914	11,221,774	3,047,198	3,047,198
Stocks issued by public-held company	3,802,610	3,802,470	1,562,965	1,562,965
Debentures	1,111,595	1,114,967	885,344	885,068
Uniated States government bonds	590,710	602,214	—	—
Structured transaction certificate	485,012	515,960	237,112	256,381
Bank deposit certificates (i)	371,455	372,329	244,071	246,827
Agribusiness receivables certificates	359,607	363,721	598,085	589,525
Certificate of real estate receivable	97,606	96,930	75,922	75,123
Financial credit bills	81,465	82,209	98,068	106,759
Real estate credit bill	474	477	1,282	1,300
Others (iii)	286,760	287,291	178,589	178,200

(i)	Bank deposit certificates include R$111,927 (December 31, 2019 – R$123,817) is being presented as cash equivalents in the statements of cash flows.
(ii)
Financial assets include R$13,387,913 (December 31, 2019 – R$3,759,090) amounts related to Specially Constituted Investment Fund (“FIE”) as presented in Note 26. Investments funds include R$10,625,520 (December 31, 2019 – R$2,249,459) of XP Vida e Previdência S.A..

(iii)	Mainly related to bonds issued and traded overseas.
b)    Securities at fair value through other comprehensive income are presented in the following table:

	2020		2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income
National treasury bill (i)	19,011,499	19,039,044	2,608,325	2,616,118

(i)	Includes expected credit losses in the amount of R$8,855. The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of Financial Assets At Amortized Cost Securities
c)    Securities evaluated at amortized cost are presented in the following table:

	2020		2019
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost
Bonds (i)	1,829,791	1,828,704	2,266,971	2,266,971

(i)	Includes expected credit losses in the amounts of R$1,087. The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of Securities on the Financial Liabilities Classified at Fair Value through Profit or Loss
d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2020		2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities loaned	2,237,442	2,237,442	2,021,707	2,021,707
Below is presented the securities classified by maturity:

	Assets		Liabilities
	2020	2019	2020	2019

Financial assets
At fair value through PL and at OCI
Current	34,572,107	9,804,819	2,237,442	2,021,707
Non-stated maturity	15,246,105	4,999,333	2,237,442	2,021,707
Up to 3 months	794,025	257,544	—	—
From 3 to 12 months	18,531,977	4,547,942	—	—
Non-current	34,065,805	15,254,691	—	—
After one year	34,065,805	15,254,691	—	—
Evaluated at amortized cost
Current	1,829,791	2,266,971	—	—
Up to 3 months	1,623,487	807,218	—	—
From 3 to 12 months	206,304	1,459,753	—	—
Total	70,467,703	27,326,481	2,237,442	2,021,707